Dispositions (Details Narrative) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 GBP (£)	Dec. 31, 2014 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-investment portfolio gains (losses)	$ 11	$ (2)	$ 43
Goodwill Disposition			112
MetLife Assurance Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net consideration				£ 418	$ 702
Non-investment portfolio gains (losses)			(608)
Non-investment portfolio gains (losses), net of tax			(436)
Goodwill Disposition			112
Goodwill Disposition, net of tax			94
Disposal Group, Including Discontinued Operation, Operating Income (Loss)			$ 77